Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of March 31,
	2012				2013
							Estimated Fair Value
	Carrying Value		Estimated Fair Value		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
Financial Assets:
Cash and cash equivalents	Rs.	188,043.0	Rs.	188,043.0	Rs.	218,740.2	Rs.	218,740.2	Rs.	0	Rs.	0	Rs.	218,740.2	US$	4,012.1	US$	4,012.1
Term placements		150,096.5		149,900.6		199,265.7		0		199,032.6		0		199,032.6		3,654.9		3,650.6
Investments held for trading		77,043.4		77,043.4		87,383.5		0		87,383.5		0		87,383.5		1,602.8		1,602.8
Investments available for sale*		806,501.6		806,501.6		1,017,441.4		496.5		1,016,944.9		0		1,017,441.4		18,661.8		18,661.8
Securities purchased under agreements to resell		20,868.3		20,868.3		67,000.0		0		67,000.0		0		67,000.0		1,228.9		1,228.9
Loans		2,006,374.3		2,025,336.9		2,504,551.6		0		2,532,896.5		0		2,532,896.5		45,938.2		46,458.1
Accrued interest receivable		26,645.5		26,645.5		34,370.9		0		34,370.9		0		34,370.9		630.4		630.4
Other assets		161,705.4		160,657.4		112,498.9		0		111,408.6		0		111,408.6		2,063.4		2,043.4
Financial Liabilities:																		—
Interest-bearing deposits		2,012,057.9		2,018,607.1		2,438,262.0		0		2,433,527.9		0		2,433,527.9		44,722.3		44,635.5
Non-interest-bearing deposits		452,991.7		452,991.7		522,271.9		0		522,271.9		0		522,271.9		9,579.5		9,579.5
Securities sold under repurchase agreements		70,000.0		70,000.0		205,000.0		0		205,000.0		0		205,000.0		3,760.1		3,760.1
Short-term borrowings		112,642.8		112,642.8		145,617.2		0		145,491.0		0		145,491.0		2,670.9		2,668.6
Accrued interest payable		51,935.9		51,935.9		58,135.2		0		58,135.2		0		58,135.2		1,066.3		1,066.3
Long-term debt		178,366.6		181,775.7		295,219.7		0		305,170.5		0		305,170.5		5,414.9		5,597.4
Accrued expenses and other liabilities		263,198.8		263,198.8		195,190.5		0		195,190.5		0		195,190.5		3,580.2		3,580.2

*	excluding investments carried at cost Rs. 630.1 million (previous year Rs.578.8 million)